Inventory	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2021
Inventory Disclosure [Abstract]
INVENTORY [Text Block]

7. INVENTORY

A summary of the Company's inventory is as follows:

	January 31, 2023	January 31, 2022
	$	$
Finished goods	1,556,353	1,848,392
Work in process	2,494,455	2,029,133
Raw materials	122,765	176,948
	4,173,573	4,054,473

During the year ended January 31, 2022, cost of sales includes a provision to record inventory at net realizable value of $174,453 (January 31, 2022 - $nil). Finished goods inventory is presented net of the provision to record inventory at net realizable value.

7. INVENTORY
January 31, 2021
$
Finished goods	1,946,638
Work in process	582,655
Raw materials	163,354
2,692,647